COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMPONENTS OF LEASE EXPENSE

For the six months ended June 30, 2023 and 2022, the components of lease expenses were recognized as selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss. The lease payments were paid in cash.

	Six Months Ended June 30,
	2023	2022
Operating lease costs	$40,459	$19,068

For the year ended December 31, 2022, and the period ended December 31, 2021, the components of lease expenses were recognized as selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss. The lease payments were paid in cash.

	Year Ended December 31, 2022	Period Ended December 31, 2021
Operating lease costs	$128,983	$25,424

SCHEDULE OF FUTURE MATURITIES OF CONTRACTUAL LEASE PAYMENTS

The future maturities of the contractual lease payments included in the operating lease liabilities as of June 30, 2023 are as follows:

As of June 30, 2023:	Total
Remainder of 2023	$40,675
2024	70,546
2025	38,136
2026	38,136
Thereafter	12,712
Total	200,205
Less: amount representing interest	(30,779)
Total	$169,426

The future maturities of the contractual lease payments included in the operating lease liabilities as of December 31, 2022, are as follows:

For the Year Ended December 31, 2022:	Total
2023	$80,313
2024	66,254
2025	38,136
2026	38,136
2027	9,534
Total	232,373
Less: amount representing interest	(35,793)
Total	$196,580